Income Taxes (Restated) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Uncertain Tax Positions
Balance at the beginning of the period	$ 9
Additions based on tax positions related to the current year	2
Additions for tax positions related to prior years	1
Settlements with taxing authorities	(1)
Balance at the end of the period	11	9
Unrecognized tax benefits
Unrecognized tax benefits that would affect effective tax rate, if recognized	12
Income tax interest and penalties expense	1
Accrual for potential payments of interest and penalties	5
Pretax income from foreign operations	$ 51	$ 52	$ 46